SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of fixed assets

Classification	Estimated Useful Life
Buildings and leasehold improvement	50 years
Building fixtures, furniture, and landscaping	4 to 10 years
Office Equipment and Fixtures	3 to 5 years
Software	2 or 10 years
Vehicles	4 or 5 years

Schedule of basic and diluted loss per share

	December 31,
	2024	2023	2022
Numerator for earnings per share:
Net loss attributable to the Company’s ordinary shareholders	$(3,189,205)	$(1,160,446)	$(2,154,084)
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	14,688,872	11,675,216	11,675,216
Per share amount
Per share – basic and diluted	$(0.22)	$(0.10)	$(0.18)

Schedule of foreign currency translation

	December 31,	December 31,	December 31,
1 US$ = RMB	2024	2023	2022
At end of the period – RMB	7.2993	7.0999	6.8987
Average rate for the period ended – RMB	7.1957	7.0809	6.7347

1 US$ = GBP
At end of the period – GBP	0.7987	0.7847	0.8315
Average rate for the period ended – GBP	0.7824	0.8039	0.8121